Financial risk management (Details 2) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At December
Payables to third parties	R$ 4,324,198	R$ 3,080,569
Trade payables	165,246	92,444
Other payables	29,501	19,462
Due within 30 days
At December
Payables to third parties	3,968,125	2,890,080
Trade payables	141,958	81,152
Due within 31 to 120 days
At December
Payables to third parties	233,694	133,070
Trade payables	18,744	6,032
Trade payables to related parties	28,869
Due within 121 to 180 days
At December
Payables to third parties	66,967	31,081
Trade payables	1,358	1,740
Due within 181 to 360 days
At December
Payables to third parties	55,412	26,338
Trade payables	3,186	1,083
Trade payables to related parties		39,101
Other payables	R$ 29,501	15,872
Due to 361 days or more days
At December
Trade payables		R$ 2,437